Federated Hermes Core Bond Fund
Portfolio of Investments
December 31, 2023 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—19.2%
		U.S. Treasury Bonds—8.3%
$ 600,000		1.750%, 8/15/2041	$ 417,844
645,000		2.375%, 11/15/2049	463,695
		TOTAL	881,539
		U.S. Treasury Notes—10.9%
950,000		2.500%, 3/31/2027	908,173
245,000		3.000%, 7/15/2025	239,675
		TOTAL	1,147,848
		TOTAL U.S. TREASURIES (IDENTIFIED COST $2,367,411)	2,029,387
		COMMERCIAL MORTGAGE-BACKED SECURITIES—14.6%
		Agency Commercial Mortgage-Backed Securities—5.4%
300,000		FHLMC REMIC, Series K142, Class A2, 2.400%, 3/25/2032	258,055
125,000		FHLMC REMIC, Series K152, Class A2, 3.080%, 1/25/2031	113,551
100,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	93,246
100,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	102,692
		TOTAL	567,544
		Non-Agency Commercial Mortgage-Backed Security—9.2%
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	968,972
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,583,654)	1,536,516
		MORTGAGE-BACKED SECURITIES—4.6%
		Government National Mortgage Association—1.9%
198,214		5.500%, 8/20/2053	199,411
	[1]	Uniform Mortgage-Backed Securities, TBA—2.7%
150,000	[1]	4.000%, 1/1/2054	142,008
150,000	[1]	4.500%, 1/1/2054	145,570
		TOTAL	287,578
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $484,220)	486,989
		ASSET-BACKED SECURITIES—3.4%
		Auto Receivables—0.4%
50,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	46,535
		Single Family Rental Securities—3.0%
115,000		Progress Residential Trust 2021-SFR7, Class E2, 2.640%, 8/17/2040	93,404
100,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	86,075
150,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2028	134,602
		TOTAL	314,081
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $370,898)	360,616
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
		Federal National Mortgage Association—0.1%
11,058		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	11,217
		Non-Agency Mortgage-Backed Securities—1.0%
58,896		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	5,920
93,712		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	93,961

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$ 2,755		Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	$ 2
		TOTAL	99,883
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $164,933)	111,100
		AGENCY RISK TRANSFER SECURITY—1.0%
100,000	[2]	FNMA - CAS, Series 2023-R05, Class 1M2, 8.437% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $100,000)	104,406
	[2]	ADJUSTABLE RATE MORTGAGES—0.5%
		Federal Home Loan Mortgage Corporation ARM—0.1%
13,032		5.965%, 7/1/2035	13,209
		Federal National Mortgage Association ARM—0.4%
41,537		4.550%, 2/1/2036	42,353
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $54,649)	55,562
		INVESTMENT COMPANIES—55.4%
268,213		Federated Hermes Corporate Bond Strategy Portfolio	2,706,272
191,802		Federated Hermes Government Obligations Fund, Premier Shares, 5.28%[3]	191,802
348,593		Mortgage Core Fund	2,945,612
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,560,963)	5,843,686
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $11,686,728)[4]	10,528,262
		OTHER ASSETS AND LIABILITIES - NET—0.2%	19,321
		TOTAL NET ASSETS—100%	$10,547,583
At December 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	3	$617,742	March 2024	$229
United States Treasury Notes 5-Year Long Futures	5	$543,867	March 2024	$12,411
United States Treasury Notes 10-Year Long Futures	3	$338,672	March 2024	$11,125
United States Treasury Notes 10-Year Ultra Long Futures	1	$118,016	March 2024	$5,317
Short Futures:
United States Treasury Ultra Bond Short Futures	1	$133,594	March 2024	$(11,851)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$17,231
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,425,422 and $121,961, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2023, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 9/30/2023	$2,493,886	$705,352	$2,996,824	$6,196,062
Purchases at Cost	$395,000	$1,878,050	$287,111	$2,560,161
Proceeds from Sales	$(350,000)	$(2,391,600)	$(550,000)	$(3,291,600)
Change in Unrealized Appreciation/Depreciation	$166,884	$—	$185,052	$351,936
Net Realized Gain/(Loss)	$502	$—	$26,625	$27,127
Value as of 12/31/2023	$2,706,272	$191,802	$2,945,612	$5,843,686
Shares Held as of 12/31/2023	268,213	191,802	348,593	808,608
Dividend Income	$25,806	$—	$37,111	$62,917
The Fund invests in Federated Hermes Corporate Bond Strategy Portfolio (FCP), a diversified portfolio of Federated Hermes Managed Pool Series, and Mortgage Core Fund (MBCORE), a diversified portfolio of Federated Hermes Core Trust, which are managed by the Adviser. The investment objectives of FCP and MBCORE are to provide total return. Income distributions from FCP and MBCORE are declared daily and paid monthly. All income distributions from FCP and MBCORE are recorded by the Fund as dividend income. Capital gain distributions from FCP and MBCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received.
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$2,029,387	$—	$2,029,387
Commercial Mortgage-Backed Securities	—	1,536,516	—	1,536,516
Mortgage-Backed Securities	—	486,989	—	486,989
Asset-Backed Securities	—	360,616	—	360,616
Collateralized Mortgage Obligations	—	111,100	—	111,100
Agency Risk Transfer Security	—	104,406	—	104,406
Adjustable Rate Mortgages	—	55,562	—	55,562
Investment Companies	5,843,686	—	—	5,843,686
TOTAL SECURITIES	$5,843,686	$4,684,576	$—	$10,528,262
Other Financial Instruments:[1]
Assets	$29,082	$—	$—	$29,082
Liabilities	(11,851)	—	—	(11,851)
TOTAL OTHER FINANCIAL INSTRUMENTS	$17,231	$—	$—	$17,231

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate